Investment properties, net	12 Months Ended
Dec. 31, 2019
Investment properties, net [Abstract]
Investment properties, net

16.	Investment properties

(a)	Investment properties as of December 31, 2018 and 2019 are as follows:

	2018		2019
Acquisition cost	~~W~~	579,852	605,773
Accumulated depreciation		(105,032)	(117,163)

Carrying value	~~W~~	474,820	488,610

(b)	Changes in investment properties for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Beginning balance	~~W~~	418,303	474,820
Acquisitions		115,333	2,767
Disposals		(13,608)	(73,588)
Depreciation		(16,917)	(17,565)
Amounts transferred from (to) property and equipment		(28,199)	104,573
Amounts transferred to assets held for sale (*)		—	(15,795)
Foreign currency adjustment		(92)	(169)
Business combination (Note 50)		—	13,567

Ending balance	~~W~~	474,820	488,610

(*)	Comprise land and buildings, etc.

(c)	Income and expenses on investment property for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Rental income	~~W~~	33,023	32,488	43,777
Direct operating expenses for investment properties that generated rental income		10,998	12,191	12,107

(d)	The fair value of investment property as of December 31, 2018 and 2019 is as follows:

	2018		2019
Land and buildings (*)	~~W~~	1,121,985	1,062,195

(*)

Fair value of investment properties is estimated based on the recent market transactions and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.